FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities that are Recorded at Fair Value and Classified Based on the Lowest Level of Input
The following tables set forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2014 and 2013, which are classified as “Cash and cash equivalents,” “Prepaid expenses and other current assets,” “Long-Term investments,” “Other noncurrent assets, net,” “Accrued liabilities,” and “Other noncurrent liabilities” on the Consolidated Balance Sheets.  Financial assets and liabilities that are recorded at fair value as of the balance sheet date are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2014
(in thousands)	Total	Level 1	Level 2	Level 3

Assets
Interest rate swaps	$752	$—	$752	$—
Cross currency interest rate swaps	2,683	—	2,683	—
Foreign exchange forward contracts	45,376	—	45,376	—
Corporate convertible bonds	57,698	—	—	57,698
Total assets	$106,509	$—	$48,811	$57,698

Liabilities
Interest rate swaps	$1,144	$—	$1,144	$—
Commodity forward purchase contracts	233	—	233	—
Foreign exchange forward contracts	9,211	—	9,211	—
Long-term debt	106,023	—	106,023	—
DIO equity option contracts	115	—	—	115
Total liabilities	$116,726	$—	$116,611	$115

	December 31, 2013
(in thousands)	Total	Level 1	Level 2	Level 3

Assets
Interest rate swaps	$2,406	$—	$2,406	$—
Commodity forward purchase contracts	1	—	1	—
Cross currency interest rate swaps	530	—	530	—
Foreign exchange forward contracts	4,900	—	4,900	—
Corporate convertible bonds	70,019	—	—	70,019
Total assets	$77,856	$—	$7,837	$70,019

Liabilities
Interest rate swaps	$1,226	$—	$1,226	$—
Commodity forward purchase contracts	435	—	435	—
Cross currency interest rate swaps	59,128	—	59,128	—
Foreign exchange forward contracts	13,548	—	13,548	—
Long-term debt	152,370	—	152,370	—
DIO equity option contracts	142	$—	—	142
Total liabilities	$226,849	$—	$226,707	$142

Reconciliation of the Company's Assets Measured at Fair Value on a Recurring Basis Using Unobservable Inputs (Level 3):
The following table presents a reconciliation of the Company’s Level 3 holdings measured at fair value on a recurring basis using unobservable inputs:

	Corporate	DIO Equity
(in thousands)	Convertible	Options
	Bonds	Contracts

Balance at December 31, 2012	$75,143	$(153)
Unrealized loss:
Reported in AOCI	(7,592)	—
Unrealized gain:
Reported in other expense (income), net	—	17
Effect of exchange rate changes	2,468	(6)
Balance at December 31, 2013	$70,019	$(142)
Unrealized loss:
Reported in AOCI	$(4,450)	$—
Unrealized gain:
Reported in other expense (income), net	—	11
Effect of exchange rate changes	(7,871)	16
Balance at December 31, 2014	$57,698	$(115)